Segment Reporting - Other Income Statement Items by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Depreciation and Amortization	$ (290,672)	$ (276,307)	$ (485,829)
Write-down and loss on sale of vessels	(170,310)	(53,693)	(270,743)
Equity Income (Loss)	(14,523)	61,054	(37,344)
Teekay Parent | Operating Segments
Segment Reporting Information [Line Items]
Depreciation and Amortization	(29,905)	(33,415)	(60,397)
Write-down and loss on sale of vessels	(178,330)	0	(205,659)
Equity Income (Loss)	127	13,195	(31,330)
Teekay Parent | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Depreciation and Amortization	(29,710)	(33,271)	(60,560)
Write-down and loss on sale of vessels	(178,330)	0	(205,659)
Equity Income (Loss)	0	15,089	(7,861)
Teekay Parent | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Depreciation and Amortization	0	0	0
Write-down and loss on sale of vessels	0	0	0
Equity Income (Loss)	0	(510)	(20,677)
Teekay Parent | Other | Operating Segments
Segment Reporting Information [Line Items]
Depreciation and Amortization	(195)	(144)	163
Write-down and loss on sale of vessels	0	0	0
Equity Income (Loss)	127	(1,384)	(2,792)
Teekay Offshore
Segment Reporting Information [Line Items]
Equity Income (Loss)	(75,814)	(6,907)	(2,461)
Equity Method Investment, Other than Temporary Impairment	64,900
Equity Method Investment, Realized Gain (Loss) on Disposal	8,900
Teekay Offshore | Operating Segments
Segment Reporting Information [Line Items]
Depreciation and Amortization	0	0	(219,406)
Write-down and loss on sale of vessels	0	0	(1,500)
Equity Income (Loss)	0	0	12,028
Teekay LNG
Segment Reporting Information [Line Items]
Equity Method Investment, Realized Gain (Loss) on Disposal	5,600
Teekay LNG | Operating Segments
Segment Reporting Information [Line Items]
Depreciation and Amortization	(136,765)	(124,378)	(105,545)
Write-down and loss on sale of vessels	13,564	(53,863)	(50,600)
Equity Income (Loss)	58,819	53,546	9,789
Teekay LNG | Liquefied Gas Carriers | Operating Segments
Segment Reporting Information [Line Items]
Depreciation and Amortization	(136,069)	(119,108)	(95,025)
Write-down and loss on sale of vessels	14,349	(33,000)	0
Equity Income (Loss)	58,819	53,546	9,789
Teekay LNG | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Depreciation and Amortization	(696)	(5,270)	(10,520)
Write-down and loss on sale of vessels	(785)	(20,863)	(50,600)
Equity Income (Loss)	0	0	0
Teekay Tankers | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Depreciation and Amortization	(124,002)	(118,514)	(100,481)
Write-down and loss on sale of vessels	(5,544)	170	(12,984)
Equity Income (Loss)	$ 2,345	$ 1,220	$ (25,370)